Related parties - Transactions with related entities that affected results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses
Supplies	$ 81	$ 57	$ 53
Sociedad Minera Cerro Verde S.A.A.
Revenues
Reimbursement of expenses	344	747	65
Supplies	0	2	0
Total revenues	344	749	65
Expenses
Reimbursement of information technology services	25,055	22,023	16,941
Commissions	11,347	10,550	8,484
Management fee	3,098	2,540	2,352
Stock-based compensation (a)	2,776	2,502	2,894
Supplies	6	7	0
Total expenses	42,282	37,622	30,671
Amounts of related payments/settlements	$ 2,800	3,400	2,700
Other capital contributions		$ 900	$ 200